NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Communications - 4.6%
Internet Media & Services - 2.3%
Spotify Technology S.A. (a)	1,685	$ 1,120,761
Zillow Group, Inc. - Class A (a)	11,351	751,096
		1,871,857
Telecommunications - 2.3%
Telefónica S.A. - ADR	344,932	1,831,589

Consumer Discretionary - 7.1%
Automotive - 1.7%
BYD Company Ltd. - ADR	14,048	1,390,752

Consumer Services - 3.7%
Stride, Inc. (a)	20,005	3,028,557

E-Commerce Discretionary - 1.7%
eBay, Inc.	19,121	1,399,083

Consumer Staples - 4.4%
Beverages - 1.0%
Vita Coco Company, Inc. (The) (a)	23,305	829,425

Household Products - 0.7%
Honest Company, Inc. (The) (a)	109,851	552,551

Retail - Consumer Staples - 1.7%
Natural Grocers by Vitamin Cottage, Inc.	27,624	1,348,880

Wholesale - Consumer Staples - 1.0%
United Natural Foods, Inc. (a)	27,995	855,807

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Energy - 3.5%
Renewable Energy - 3.5%
First Solar, Inc. (a)	8,591	$ 1,358,066
Vestas Wind Systems A/S - ADR	288,277	1,513,454
		2,871,520
Financials - 8.3%
Asset Management - 5.1%
HA Sustainable Infrastructure Capital, Inc.	41,776	1,046,489
Robinhood Markets, Inc. - Class A (a)	23,109	1,528,660
Sanlam Ltd. - ADR	158,226	1,575,931
		4,151,080
Banking - 2.4%
Amalgamated Financial Corporation	64,550	1,950,701

Insurance - 0.8%
Lemonade, Inc. (a)	20,096	673,216

Health Care - 11.7%
Biotech & Pharma - 8.6%
Daiichi Sankyo Company Ltd. - ADR	33,844	903,635
GeneDx Holdings Corporation (a)	5,915	421,266
Gilead Sciences, Inc.	17,835	1,963,277
GSK plc - ADR	38,161	1,565,746
Vertex Pharmaceuticals, Inc. (a)	4,915	2,172,676
		7,026,600
Health Care Facilities & Services - 1.5%
Fresenius Medical Care AG - ADR	44,380	1,260,392

Medical Equipment & Devices - 1.6%
Hologic, Inc. (a)	20,400	1,268,268

Industrials - 21.7%
Commercial Support Services - 4.3%
Brambles Ltd. - ADR	47,090	1,413,642
Wolters Kluwer N.V. - ADR	11,742	2,086,319
		3,499,961

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 21.7% (Continued)
Electrical Equipment - 4.3%
NEXTracker, Inc. - Class A (a)	22,815	$ 1,293,383
Schneider Electric SE - ADR	44,501	2,231,725
		3,525,108
Engineering & Construction - 9.1%
AECOM	20,555	2,257,967
Carlisle Companies, Inc.	5,437	2,067,039
Stantec, Inc.	29,529	3,039,715
		7,364,721
Machinery - 4.0%
Mueller Water Products, Inc. - Class A	46,530	1,141,381
Xylem, Inc.	16,813	2,119,110
		3,260,491
Materials - 0.7%
Forestry, Paper & Wood Products - 0.7%
Sylvamo Corporation	10,712	567,414

Real Estate - 2.6%
Real Estate Owners & Developers - 0.4%
City Developments Ltd. - ADR	93,091	355,608

REITs - 2.2%
Iron Mountain, Inc.	17,870	1,763,947

Technology - 26.5%
Semiconductors - 4.3%
Advanced Micro Devices, Inc. (a)	7,791	862,697
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	13,743	2,656,797
		3,519,494
Software - 16.3%
Atlassian Corporation - Class A (a)	5,121	1,063,273
Autodesk, Inc. (a)	2,760	817,291
Cloudflare, Inc. - Class A (a)	4,246	704,369
Duolingo, Inc. (a)	3,423	1,778,625
Fortinet, Inc. (a)	25,768	2,622,667
Palo Alto Networks, Inc. (a)	13,658	2,628,072

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Technology - 26.5% (Continued)
Software - 16.3% (Continued)
SAP SE - ADR	8,781	$ 2,659,414
Shopify, Inc. - Class A (a)	9,171	983,314
		13,257,025
Technology Hardware - 1.8%
Apple, Inc.	7,392	1,484,683

Technology Services - 4.1%
International Business Machines Corporation	9,812	2,541,897
Toast Inc. - Class A (a)	17,696	746,417
		3,288,314
Utilities - 2.2%
Electric Utilities - 1.5%
Brookfield Renewable Corporation	40,447	1,188,737

Gas & Water Utilities - 0.7%
California Water Service Group	13,010	614,723

Total Common Stocks (Cost $54,815,124)		$ 76,000,504

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.22% (b) (Cost $5,260,319)	5,260,319	$ 5,260,319

Investments at Value - 99.8% (Cost $60,075,443)		$ 81,260,823

Other Assets in Excess of Liabilities - 0.2%		169,262

Net Assets - 100.0%		$ 81,430,085

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2025.